Related-Party Transactions (Loans To Principal Officers, Directors And Affiliates) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Related-Party Transactions [Abstract]
Beginning balance	$ 5,470
New loans
Effect of changes in composition of related parties
Repayments	(1,798)
Ending balance	$ 3,672